AURORA 10Q - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net earnings (loss) per common share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption
Net income (loss)					$ (135,408,000)	$ (399,252,000)	$ (888,802,000)	$ (301,128,000)
Net loss attributable to common stockholders - Basic					$ (135,408,000)	$ (399,252,000)	$ (888,802,000)	$ (301,128,000)
Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic weighted average shares outstanding					97,444,291	94,402,682	95,303,684	86,984,646
Diluted weighted average shares outstanding					97,444,291	94,402,682	95,303,684	86,984,646
Basic net income (loss) per share					$ (1.39)	$ (4.23)	$ (9.33)	$ (3.46)
Diluted net income (loss) per share					$ (1.39)	$ (4.23)	$ (9.33)	$ (3.46)
Aurora Acquisition Corp
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption
Net income (loss)	$ (831,131)	$ (127,955)	$ 1,785,906	$ 1,010,040	$ (959,086)	$ 2,795,946	$ 8,735,542	$ (6,527,175)
Class A Common Stock subject to possible redemption | Aurora Acquisition Corp
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption	(19,635)		1,248,851		(429,904)	1,955,153	6,108,604	(4,399,283)
Less: Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption	$ (19,635)		$ 1,248,851		$ (429,904)	$ 1,955,153
Net loss attributable to common stockholders - Basic							$ 6,108,604	$ (4,399,283)
Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic weighted average shares outstanding	212,598		24,300,287		7,541,254	24,300,287	24,300,287	19,827,082
Diluted weighted average shares outstanding	212,598		24,300,287		7,541,254	24,300,287	24,300,287	19,827,082
Basic net income (loss) per share	$ (0.09)		$ 0.05		$ (0.06)	$ 0.08	$ 0.25	$ (0.22)
Diluted net income (loss) per share	$ (0.09)		$ 0.05		$ (0.06)	$ 0.08	$ 0.25	$ (0.22)
Non-Redeemable Class A and Class B Common Stock | Aurora Acquisition Corp
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption
Net income (loss)	$ (811,496)		$ 537,055		$ (529,182)	$ 840,793	$ 2,626,938	$ (2,127,892)
Less: Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption							0	0
Net loss attributable to common stockholders - Basic	$ (811,496)		$ 537,055		$ (529,182)	$ 840,793	$ 2,626,938	$ (2,127,892)
Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic weighted average shares outstanding	8,786,312		10,450,072		9,282,724	10,450,072	10,450,072	9,590,182
Diluted weighted average shares outstanding	8,786,312		10,450,072		9,282,724	10,450,072	10,450,072	9,590,182
Basic net income (loss) per share	$ (0.09)		$ 0.05		$ (0.06)	$ 0.08	$ 0.25	$ (0.22)
Diluted net income (loss) per share	$ (0.09)		$ 0.05		$ (0.06)	$ 0.08	$ 0.25	$ (0.22)